TRADE PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

11.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of December 31, 2023 and 2022 is as follows:

	12/31/2023	12/31/2022
Trade payables	31,812	23,791
Customer virtual wallets	7,582	7,034
Other current liabilities	6,856	7,685
Accruals	750	-
Total	47,000	38,510
Of which: with related parties (Note 14)	9,670	6,497

The customer virtual wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Codere Online's commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of December 31, 2023 and 2022 is as follows:

	12/31/2023	12/31/2022
Accrued salaries	1,372	1,874
Current tax liabilities	5,478	5,756
Others	6	55
Total	6,856	7,685

11.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of December 31, 2022 and 2021 is as follows:

	12/31/2022	12/31/2021
Trade payables	23,791	19,687
Customer online wallets	7,034	4,900
Other current liabilities	7,685	3,211
Accruals	-	826
Total	38,510	28,624
Of which: with related parties (Note 14)	6,497	3,729

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Group’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of December 31, 2022 and 2021 is as follows:

	12/31/2022	12/31/2021
Accrued salaries	1,874	640
Current tax liabilities	5,756	2,501
Others	55	70
Total	7,685	3,211